Remuneration System for the Management Board and Employees of the Group - 2020 Stock Option Plan - Additional Information (Detail) - 2020 stock option plan [member] - EUR (€)		12 Months Ended
	Apr. 01, 2020	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation grant date		April 21, 2020
Description of vesting requirements for share-based payment arrangement		The grant date was April 21, 2020, and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
Number of stock options granted	108,215
Exercise price of share options granted	€ 93.66
Description of share based compensation exercise period		The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2027.
Total remuneration		€ 1,990,326
Performance period to issue total number of shares	4 years
Management board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted	36,412
Senior management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted	10,466
Employees not in senior management group [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted	61,337